Document and Entity Information	Oct. 15, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 15, 2020
Entity Registrant Name	SCHLUMBERGER LIMITED/NV
Entity Incorporation, State or Country Code	P8
Entity File Number	1-4601
Entity Tax Identification Number	52-0684746
Entity Address, Address Line One	5599 San Felipe
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	513-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, par value $0.01 per share
Trading Symbol	SLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	(d) Schlumberger Limited (the “Company”) is filing this amendment to its Current Report on Form 8-K filed on October 19, 2020 (the “Initial 8-K”), which reported the appointment of Ms. Maria Moræus Hanssen to the Company’s Board of Directors (the “Board”), effective immediately. As of the filing of the Initial 8-K, the Board had not appointed Ms. Moræus Hanssen to any committee of the Board. The Board subsequently appointed Ms. Moræus Hanssen to the Board’s Nominating and Governance Committee and its Compensation Committee, having determined that she satisfies the applicable requirements to serve on such committees, including those of the New York Stock Exchange and the Securities Exchange Act of 1934, as amended. The Board also determined that neither Ms. Moræus Hanssen nor any of her immediate family members has a material interest in any transaction that would require disclosure pursuant to Item 404(a) of Regulation S-K.
Amendment Flag	true
Entity Central Index Key	0000087347